Commitments	12 Months Ended
Dec. 31, 2021
Disclosure of commitments [text block] [Abstract]
COMMITMENTS

NOTE 15 - COMMITMENTS:

a.	Grants from the Israeli Ministry of Energy

Grants received from the Israeli Ministry of Energy for an approved pioneering research and development program are recognized at the time the Group is entitled to such grants, on the basis of the costs incurred, and included as a deduction from research and development expenses. The grants are 5% royalty bearing from commercialization of the intellectual property products, until repayment of 100% of the grants received by the Group.

As discussed in Note 2m, this transaction was treated as a “forgivable loan,” as set forth in IAS 20.

b.	Loan from Management Committee of Jiangsu Changshu High Tech Development Zone

Eco Wave Power Ltd. entered into an accelerator agreement with Management Committee of Jiangsu Changshu High Tech Development Zone and with Changshu Shirat Enterprises Management Co., Ltd. in 2013. Changshu Shirat Enterprises Management Co., Ltd. owns 10% of the Suzhou Eco Wave Power Technology Co. Ltd.

Under the agreement, the Management Committee of Jiangsu Changshu High Tech Development Zone lent Suzhou Eco Wave Power Technology Co. Ltd. RMB 3,977 thousands ($570). The loan was granted in RMB to co-finance the construction of a power plant in Gibraltar as well as to support other ventures.

Suzhou Eco Wave Power Technology Co. Ltd. should repay the loan by remitting 3% of the net proceeds from Gibraltar pilot project and future projects in China alone plus 5% annual interest. In addition, Suzhou Eco Wave Power Technology Co. Ltd. is also obligated to pay to Changshu Shirat Enterprises Management Co., Ltd. 5% of the net proceeds from commercialization of its future projects for a term of 10 years from the date of the agreement. There were no proceeds in China since 2013 and there are no expected proceeds.

As discussed in Note 2m, this transaction was treated as a “forgivable loan,” as set forth in IAS 20.

c.	Portugal

In April 2020, Eco Wave Power Ltd. entered into an official concession agreement with Administração dos Portos do Douro, Leixões e Viana do Castelo (“APDL”) regarding the use of an area potentially suitable for construction, operation and maintenance of a wave energy power plant of up to 20 megawatts at four sites owned and operated by APDL (the “Concession Agreement”).

In September 2020, Eco Wave Power Ltd. established EW Portugal – Wave Energy Solutions, Unipessoal lda, a wholly owned subsidiary in Porto, Portugal, to enable Eco Wave Power Ltd. to commence official licensing procedures for the project.

In October 2020, Eco Wave Power Ltd. entered into a strategic collaboration with Painhas Engineering and Construction Company (“Painhas”) for the technical support for the licensing of the Portugal project. Painhas will play an integral part in the technical support needed for the official licensing procedures for the planned wave energy project in Portugal, as part of the newly signed 20 megawatts Concession Agreement with the Port Authority of Leixões - APDL. Once licensing is obtained, the parties will work towards a continued collaboration for the execution of the project.

During 2021, Eco Wave Power’s fully owned Portuguese subsidiary, EW Portugal-Wave Energy Solutions Unipessoal Lda. has received an installation and grid connection permit of 1MW in the form of a Small-Production Unit registration approval (registration number 5089) from the Portuguese Directorate-General for Energy and Geology (DGEG). This registration approval is required for the installation and grid connection of a 1MW pilot project at the Barra do Douro breakwater in Porto, Portugal.

The Small-Production Unit Registration approval is the first permit required by EW Portugal to proceed with the actual installation and grid connection of a first 1MW wave energy power station on the ocean side of the Barra do Douro breakwater.

d.	Grants

During 2021 Eco Wave Power received two main grant approval notices:

1.	A grant budget of EUR 178,500 (approximately 202,000 USD) from the European Union (“EU”) as part of the ILIAD Consortium. The ILIAD Consortium is comprised of 56 partners from 18 different countries in Europe, the Middle East and North Africa. During the 3 years program period starting 2022, the consortium will develop, operate, and demonstrate Integrated Digital Framework For Comprehensive Maritime Data and Information Services.

2.	A grant budget of GBP 103,993 (approximately USD 140,000) from Innovate UK – the UK’s innovation agency as part of the Energy Catalyst Round 8: clean energy - experimental development competition, for a project titled “Sea Wave Energy Powered Microgrid for Remote Islands and Rural Coasts”, to be executed in collaboration with the UK Queen Mary University of London, the Asian Institute of Technology, and the Provincial Electricity Authority of Thailand was approved for Eco Wave Power Gibraltar, a subsidiary of Eco Wave Power. Eco Wave Power Gibraltar will contribute additional 44,569 GBP (approximately USD 60,000). The funds are expected in 2022 in accordance with the project milestones.